Simplify Aggregate Bond ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Government Obligations – 56.5%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/2024(a) ............................. $ 30,118,600 $ 39,085,533
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024 ............................... 4,200,000 5,001,298
Total U.S. Government Obligations (Cost $44,075,608) .............................................. 44,086,831
Shares
Exchange-Traded Funds – 38.6%
iShares 20+ Year Treasury Bond ETF(b) ........................................... 49,900 4,425,631
iShares Core U.S. Aggregate Bond ETF(b) ......................................... 68,900 6,479,356
iShares iBoxx $ Investment Grade Corporate Bond ETF ............................... 1,946 198,531
iShares iBoxx High Yield Corporate Bond ETF(a)(b) .................................. 66,923 4,933,564
iShares MBS ETF(a)(b) ......................................................... 54,947 4,879,293
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund(b) ........................... 82,000 4,309,100
Vanguard Mortgage-Backed Securities ETF(a) ...................................... 111,100 4,863,958
Total Exchange-Traded Funds (Cost $31,558,439) ................................................. 30,089,433
Principal
U.S. Treasury Bills – 1.1%
U.S. Treasury Bill, 5.35%, 10/3/2023(c) ............................................ $ 400,000 399,942
U.S. Treasury Bill, 5.41%, 12/19/2023(c) ........................................... 500,000 494,261
Total U.S. Treasury Bills (Cost $894,165) ......................................................... 894,203
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, October Strike Price $99, Expires
10/06/23 ..................................................... 499 $ 4,940,100 499
Total Purchased Options (Cost $2,882) ............................................................ 499
Total Investments – 96.2%
(Cost $76,531,094) .......................................................................... $ 75,070,966
Other Assets in Excess of Liabilities – 3.8% ......................................................... 2,986,769
Net Assets – 100.0% .......................................................................... $ 78,057,735
Number of
Contracts Notional Amount
Written Options – (0.4)%
Calls – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, October Strike Price $95, Expires
10/06/23 ..................................................... (499) $ (4,740,500) $ (998)
iShares Core U.S. Aggregate Bond ETF, December Strike Price $104,
Expires 12/15/23 .............................................. (337) (3,504,800) (4,718)
iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $76,
Expires 12/15/23 .............................................. (670) (5,092,000) (11,055)
iShares MBS ETF, December Strike Price $95, Expires 12/15/23 .......... (515) (4,892,500) (5,150)
iShares MBS ETF, January Strike Price $94, Expires 1/19/24 ............. (582) (5,470,800) (11,640)
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund, December Strike
Price $60, Expires 12/15/23 ..................................... (820) (4,920,000) (12,300)
U.S. Treasury 10 Year Note, October Strike Price $110, Expires 10/27/23 ... (113) (12,430,000) (24,719)
U.S. Treasury 10 Year Note, October Strike Price $112, Expires 10/27/23 ... (124) (13,826,000) (9,687)

Simplify Aggregate Bond ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Number of
Contracts Notional Amount
U.S. Treasury 10 Year Note, October Strike Price $112, Expires 10/27/23 ... (29) $ (3,248,000) $ (1,359)
(81,626)
Puts – Exchange-Traded – (0.4)%
iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $72,
Expires 12/15/23 .............................................. (670) (4,824,000) (42,545)
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund, March Strike Price
$50, Expires 3/15/24 ........................................... (493) (2,465,000) (85,043)
S&P 500 Index, November Strike Price $4,275, Expires 11/17/23 .......... (6) (2,565,000) (48,000)
U.S. Treasury 2 Year Note, October Strike Price $102, Expires 10/27/23 .... (140) (28,420,000) (87,500)
(263,088)
Total Written Options (Premiums Received $510,148) ................................................. $ (344,714)
† Less than 0.05%
(a) Securities with an aggregate market value of $7,951,089 have been pledged as collateral for options as of September 30, 2023.
(b) Subject to written put or call options.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 476 $ 51,437,750 12/19/23 $ (730,486)
Short position contracts:
S&P 500 E-Mini Future ............................ (12) (2,595,300) 12/15/23 111,308
Total net unrealized depreciation $ (619,178)
Summary of Investment Type
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 56.5%
Exchange-Traded Funds ........................................................................... 38.6%
U.S. Treasury Bills ................................................................................ 1.1%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 96.2%
Other Assets in Excess of Liabilities .................................................................. 3.8%
Net Assets ..................................................................................... 100.0%